GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
2 0 .	GEOGRAPHIC INFORMATION
The following table presents revenue by geographic area, the Greater China and all other countries, based on the geographic location of its Online Channels for the years ended December 31, 2022, 2023 and 2024 (RMB in millions). No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2022	2023	2024
Total Revenue
The Greater China	16,326	38,668	45,656
Others	3,729	5,894	7,721

	20,055	44,562	53,377